Preferred shares	12 Months Ended
Dec. 31, 2018
Preferred shares
Preferred shares

11   Preferred shares

From 2013 to 2015, the Company has issued several rounds of preferred shares (the “Preferred Shares”) to certain investors. In June 2016, all outstanding convertible preferred shares were automatically converted to Class B ordinary shares immediately upon the completion of the Company's initial public offering. The Company classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets as they are contingently redeemable at the options of the holders. In addition, the Company recorded accretions on the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares was recognized at the respective issue price at the date of issuance net of issuance costs.

In May 2016, all ordinary shareholders and preferred shareholders of the Company reached an agreement to modify (the "May 2016 Modification") the definition of Qualified Initial Public Offering ("QIPO") by replacing the then existing definition of QIPO with the following "QIPO means an IPO of the Ordinary Shares of the Company in the United States of America pursuant to an effective registration under the Securities Act or on a reputable stock exchange in Tokyo, London, Hong Kong, Singapore or other jurisdiction acceptable to the Majority Preferred Holders, with a pre-IPO valuation of the Company (i) of not less than US$500,000,000 or (ii) of such lower amount as approved by the Board of Directors (including the affirmative votes or consent of all Investor Directors) in writing".

The May 2016 Modification resulted in approximately RMB2,618 of value transfer from the preferred shareholders to ordinary shareholders. It was a non-substantive value transfer from preferred shareholders to ordinary shareholders, and therefore was considered a modification rather than extinguishments of the preferred shares. The value transfer was recorded as a deduction of accumulated deficit as a deemed contribution from preferred shareholders.